Commitments and Contingencies - Schedule of Future Minimum Lease Payments of Operating Lease Liability (Details)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ended December 31, 2021	$ 15,732
Total minimum lease payments	$ 15,732